Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Major classifications of property and equipment

	September 30,
	2011			2010
	(In thousands)
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Depreciation	Value	Amount	Depreciation	Value
Land	$4	$—	$4	$—	$—	$—
Buildings and improvements	88,263	(53,094)	35,169	78,997	(47,851)	31,146
Furniture and equipment	85,654	(52,562)	33,092	70,419	(44,209)	26,210
Software	28,653	(23,238)	5,415	25,128	(21,871)	3,257
Construction in progress	4,818	—	4,818	1,680	—	1,680

Total	$207,392	$(128,894)	$78,498	$176,224	$(113,931)	$62,293